Note 19 - Income Taxes - Unrecognized Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Feb. 28, 2017
Statement Line Items [Line Items]
Tax losses carried forward	$ 19,048	$ 13,470	$ 13,311
Tax basis of unsecured convertible debentures in excess of carrying value	67	122	126
Net deferred tax assets	18,981	13,348	13,185
Unused tax losses [member]
Statement Line Items [Line Items]
Tax losses carried forward	12,670	8,293	8,153
Research and development projects [member]
Statement Line Items [Line Items]
Tax losses carried forward	4,927	4,220	4,196
Property, plan and equipment and intangible assets [Member]
Statement Line Items [Line Items]
Tax losses carried forward	567	435	423
Other temporary differences [member]
Statement Line Items [Line Items]
Tax losses carried forward	884	522	539
Tax basis of unsecured convertible debentures in excess of carrying value [Member]
Statement Line Items [Line Items]
Tax basis of unsecured convertible debentures in excess of carrying value	$ 67	$ 122	$ 126